Condensed Consolidated Statements of Cash Flows (Unaudited)	9 Months Ended
Sep. 30, 2023 USD ($)
Cash flows used in operating activities:
Net loss	$ (6,636,695)
Stock based compensation	794,351
Amortization of intangibles	78,032
Unrealized gain and accrued interest on investments	(369,467)
Changes in assets and liabilities:
Increase in accounts payable and accrued expenses	1,052,872
Decrease in prepaid expenses & other assets	440,123
Net cash used in operating activities	(4,640,784)
Cash flows used in investing activities:
Purchase of investments	(18,090,684)
Proceeds from maturity of investments	17,635,000
Net cash used in investing activities	(455,684)
Cash flows provided by financing activities:
Payment of amounts due to officers	(450,000)
Proceeds from sale of equity securities, net	5,849,266
Net cash provided by financing activities	5,399,266
Net change in cash and cash equivalents:	302,798
Cash and cash equivalents - beginning of period	2,860,628
Cash and cash equivalents - end of period	3,163,426
Supplemental information - Non cash items:
Offering expenses associated with warrant modification	$ 238,231